TFI STAT SUP-1 030615

Statutory Prospectus Supplement dated March 6, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, A2, C and Y shares of the Fund listed below:

Invesco Limited Term Municipal Income Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
William Black	Portfolio Manager	2015
Thomas Byron	Portfolio Manager	2011
Mark Paris	Portfolio Manager	2015
James Phillips	Portfolio Manager	2015
Robert Stryker	Portfolio Manager	2011
Julius Williams	Portfolio Manager	2015
Robert Wimmel	Portfolio Manager	2011”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	William Black, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 1998 to 2010, Mr. Black was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Thomas Byron, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 1981 to 2010, Mr. Byron was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 2002 to 2010, Mr. Paris was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	James Phillips, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 1991 to 2010, Mr. Phillips was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 1994 to 2010, Mr. Stryker was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 2000 to 2010, Mr. Williams was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Robert Wimmel, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 1996 to 2010, Mr. Wimmel was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

TFI STAT SUP-1 030615

TFI STAT SUP-1 030615

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

TFI STAT SUP-1 030615

VK-HYM STAT SUP-1 030615

Statutory Prospectus Supplement dated March 6, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:

Invesco High Yield Municipal Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
William Black	Portfolio Manager	2010 (predecessor fund 2007)
Thomas Byron	Portfolio Manager	2015
Mark Paris	Portfolio Manager	2010 (predecessor fund 2007)
James Phillips	Portfolio Manager	2010 (predecessor fund 2002)
Robert Stryker	Portfolio Manager	2015
Julius Williams	Portfolio Manager	2015
Robert Wimmel	Portfolio Manager	2015”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	William Black, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Black served as Portfolio Manager of the predecessor fund since 2007. From 1998 to 2010, Mr. Black was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Thomas Byron, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 1981 to 2010, Mr. Byron was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Paris served as Portfolio Manager of the predecessor fund since 2007. From 2002 to 2010, Mr. Paris was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	James Phillips, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Phillips served as Portfolio Manager of the predecessor fund since 2002. From 1991 to 2010, Mr. Phillips was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 1994 to 2010, Mr. Stryker was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 2000 to 2010, Mr. Williams was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Robert Wimmel, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 1996 to 2010, Mr. Wimmel was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

VK-HYM STAT SUP-1 030615

VK-HYM STAT SUP-1 030615

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

VK-HYM STAT SUP-1 030615

VK-ITMI STAT SUP-1 030615

Statutory Prospectus Supplement dated March 6, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:

Invesco Intermediate Term Municipal Income Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
William Black	Portfolio Manager	2015
Thomas Byron	Portfolio Manager	2010 (predecessor fund 2009)
Mark Paris	Portfolio Manager	2015
James Phillips	Portfolio Manager	2015
Robert Stryker	Portfolio Manager	2010 (predecessor fund 2005)
Julius Williams	Portfolio Manager	2015
Robert Wimmel	Portfolio Manager	2010 (predecessor fund 2005)”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	William Black, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 1998 to 2010, Mr. Black was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Thomas Byron, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Byron served as Portfolio Manager of the predecessor fund since 2009. From 1981 to 2010, Mr. Byron was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 2002 to 2010, Mr. Paris was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	James Phillips, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 1991 to 2010, Mr. Phillips was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Stryker served as Portfolio Manager of the predecessor fund since 2005. From 1994 to 2010, Mr. Stryker was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 2000 to 2010, Mr. Williams was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Robert Wimmel, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Wimmel served as Portfolio Manager of the predecessor fund since 2005. From 1996 to 2010, Mr. Wimmel was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

VK-ITMI STAT SUP-1 030615

VK-ITMI STAT SUP-1 030615

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

VK-ITMI STAT SUP-1 030615

VK-MINC STAT SUP-1 030615

Statutory Prospectus Supplement dated March 6, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, Y and Investor Class shares of the Fund listed below:

Invesco Municipal Income Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
William Black	Portfolio Manager	2015
Thomas Byron	Portfolio Manager	2010 (predecessor fund 2009)
Mark Paris	Portfolio Manager	2015
James Phillips	Portfolio Manager	2015
Robert Stryker	Portfolio Manager	2010 (predecessor fund 2005)
Julius Williams	Portfolio Manager	2015
Robert Wimmel	Portfolio Manager	2010 (predecessor fund 2005)”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	William Black, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 1998 to 2010, Mr. Black was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Thomas Byron, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Byron served as Portfolio Manager of the predecessor fund since 2009. From 1981 to 2010, Mr. Byron was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 2002 to 2010, Mr. Paris was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	James Phillips, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 1991 to 2010, Mr. Phillips was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Stryker served as Portfolio Manager of the predecessor fund since 2005. From 1994 to 2010, Mr. Stryker was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 2000 to 2010, Mr. Williams was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Robert Wimmel, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Wimmel served as Portfolio Manager of the predecessor fund since 2005. From 1996 to 2010, Mr. Wimmel was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

VK-MINC STAT SUP-1 030615

VK-MINC STAT SUP-1 030615

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

VK-MINC STAT SUP-1 030615

VK-NYTFI STAT SUP-1 030615

Statutory Prospectus Supplement dated March 6, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:

Invesco New York Tax Free Income Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
William Black	Portfolio Manager	2015
Thomas Byron	Portfolio Manager	2011
Mark Paris	Portfolio Manager	2015
James Phillips	Portfolio Manager	2015
Robert Stryker	Portfolio Manager	2010 (predecessor fund 2007)
Julius Williams	Portfolio Manager	2010 (predecessor fund 2009)
Robert Wimmel	Portfolio Manager	2011”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	William Black, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 1998 to 2010, Mr. Black was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Thomas Byron, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 1981 to 2010, Mr. Byron was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 2002 to 2010, Mr. Paris was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	James Phillips, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 1991 to 2010, Mr. Phillips was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Stryker served as Portfolio Manager of the predecessor fund since 2007. From 1994 to 2010, Mr. Stryker was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Williams served as Portfolio Manager of the predecessor fund since 2009. From 2000 to 2010, Mr. Williams was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Robert Wimmel, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 1996 to 2010, Mr. Wimmel was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

VK-NYTFI STAT SUP-1 030615

VK-NYTFI STAT SUP-1 030615

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

VK-NYTFI STAT SUP-1 030615

ATEF STAT SUP-2 030615

Statutory Prospectus Supplement dated March 6, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 shares of the Funds listed below:

Invesco High Yield Municipal Fund

Invesco Limited Term Municipal Income Fund

The following information replaces the table in its entirety appearing under the heading “Fund Summaries – INVESCO HIGH YIELD MUNICIPAL FUND – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
William Black	Portfolio Manager	2010 (predecessor fund 2007)
Thomas Byron	Portfolio Manager	2015
Mark Paris	Portfolio Manager	2010 (predecessor fund 2007)
James Phillips	Portfolio Manager	2010 (predecessor fund 2002)
Robert Stryker	Portfolio Manager	2015
Julius Williams	Portfolio Manager	2015
Robert Wimmel	Portfolio Manager	2015”

The following information replaces the table in its entirety appearing under the heading “Fund Summaries – INVESCO LIMITED TERM MUNICIPAL INCOME FUND – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
William Black	Portfolio Manager	2015
Thomas Byron	Portfolio Manager	2011
Mark Paris	Portfolio Manager	2015
James Phillips	Portfolio Manager	2015
Robert Stryker	Portfolio Manager	2011
Julius Williams	Portfolio Manager	2015
Robert Wimmel	Portfolio Manager	2011”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco High Yield Municipal Fund” in the prospectus:

•	“William Black, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Black served as Portfolio Manager of the predecessor fund since 2007. From 1998 to 2010, Mr. Black was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Thomas Byron, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 1981 to 2010, Mr. Byron was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Paris served as Portfolio Manager of the predecessor fund since 2007. From 2002 to 2010, Mr. Paris was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	James Phillips, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Phillips served as Portfolio Manager of the predecessor fund since 2002. From 1991 to 2010, Mr. Phillips was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

ATEF STAT SUP-2 030615

ATEF STAT SUP-2 030615

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 1994 to 2010, Mr. Stryker was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 2000 to 2010, Mr. Williams was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Robert Wimmel, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 1996 to 2010, Mr. Wimmel was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Limited Term Municipal Income Fund” in the prospectus:

•	“William Black, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 1998 to 2010, Mr. Black was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Thomas Byron, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 1981 to 2010, Mr. Byron was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 2002 to 2010, Mr. Paris was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	James Phillips, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 1991 to 2010, Mr. Phillips was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 1994 to 2010, Mr. Stryker was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 2000 to 2010, Mr. Williams was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Robert Wimmel, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 1996 to 2010, Mr. Wimmel was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.”

ATEF STAT SUP-2 030615

ATEF-SUP-3 030615

Statement of Additional Information Supplement dated March 6, 2015

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, A2, C, Y, R5 and Investor Class shares, as applicable, of the Funds listed below:

Invesco Limited Term Municipal Income Fund

Invesco Tax-Exempt Cash Fund

The following information replaces in its entirety the information under the heading “PORTFOLIO MANAGERS - Portfolio Manager Fund Holdings and Information on Other Managed Accounts” in Appendix H of the Statement of Additional Information:

Investments

The following information is as of February 28, 2014 (unless otherwise noted)

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles[3]
Invesco Limited Term Municipal Income Fund[4]
William Black[5]	None	N/A	$500,001 - $1,000,000
Thomas Byron	None	N/A	$100,001 - $500,000
Mark Paris[5]	None	N/A	$500,001 - $1,000,000
James Phillips[5]	None	N/A	$100,001 - $500,000
Robert Stryker	None	N/A	$100,001 - $500,000
Julius Williams[5]	None	N/A	$100,001 - $500,000
Robert Wimmel	None	N/A	$100,001 - $500,000

Assets Managed

The following information is as of February 28, 2014 (unless otherwise noted)

	Other Registered Investment Companies Managed (assets in millions)		Other Pooled Investment Vehicles Managed (assets in millions)		Other Accounts Managed (assets in millions)
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Invesco Limited Term Municipal Income Fund[4]
William Black[5]	2	$7,824.9	None	None	None	None

1	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.
2	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.
3	This column reflects the combined holdings from both the “Dollar Range of all Investments in Funds and Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.
4	Effective January 30, 2015, the Fund changed its name from Invesco Tax-Free Intermediate Fund to Invesco Limited Term Municipal Income Fund.
5	The portfolio manager began serving on the Fund effective March 6, 2015. Information for the portfolio manager has been provided as of December 31, 2014.

ATEF-SUP-3 030615	1

ATEF-SUP-3 030615

	Other Registered Investment Companies Managed (assets in millions)		Other Pooled Investment Vehicles Managed (assets in millions)		Other Accounts Managed (assets in millions)
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Thomas Byron	14	$12,510.3	None	None	None	None
Mark Paris[5]	2	$7,824.9	None	None	None	None
James Phillips[5]	2	$7,824.9	None	None	None	None
Robert Stryker	14	$12,510.3	None	None	None	None
Julius Williams[5]	6	$3,549.0	None	None	None	None
Robert Wimmel	14	$12,510.3	None	None	None	None

ATEF-SUP-3 030615	2

ATEF MSVK SUP-3 030615

Statement of Additional Information Supplement dated March 6, 2015

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, Y, R5 and Investor Class shares, as applicable, of the Funds listed below:

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS - Portfolio Manager Fund Holdings and Information on Other Managed Accounts” in Appendix H of the Statement of Additional Information:

Investments

The following information is as of February 28, 2014 (unless otherwise noted)

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles[3]
Invesco High Yield Municipal Fund
William Black	$100,001 - $500,000	N/A	$500,001 - $1,000,000
Thomas Byron[4]	$100,001 - $500,000	N/A	$500,001 - $1,000,000
Mark Paris	$1 - $10,000	N/A	$100,001 - $500,000
James Phillips	$100,001 - $500,000	N/A	$100,001 - $500,000
Robert Stryker[4]	$1 - $10,000	N/A	$100,001 - $500,000
Julius Williams[4]	$1 – $10,000	N/A	$100,001 - $500,000
Robert Wimmel[4]	None	N/A	$100,001 - $500,000

Invesco Intermediate Term Municipal Income Fund
William Black[4]	None	N/A	$500,001 - $1,000,000
Thomas Byron	$10,001 - $50,000	N/A	$100,001 - $500,000
Mark Paris[4]	None	N/A	$500,001 - $1,000,000
James Phillips[4]	None	N/A	$100,001 - $500,000
Robert Stryker	None	N/A	$100,001 - $500,000
Julius Williams[4]	None	N/A	$100,001 - $500,000
Robert Wimmel	None	N/A	$100,001 - $500,000

Invesco Municipal Income Fund
William Black[4]	None	N/A	$500,001 - $1,000,000
Thomas Byron	$10,001 - $50,000	N/A	$100,001 - $500,000

1	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.
2	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.
3	This column reflects the combined holdings from both the “Dollar Range of Investments in Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.
4	The portfolio manager began serving on the Fund effective March 6, 2015. Information for the portfolio manager has been provided as of December 31, 2014.

ATEF MSVK SUP-3 030615	1

ATEF MSVK SUP-3 030615

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles[3]
Mark Paris[4]	None	N/A	$500,001 - $1,000,000
James Phillips[4]	None	N/A	$100,001 - $500,000
Robert Stryker	None	N/A	$100,001 - $500,000
Julius Williams[4]	None	N/A	$100,001 - $500,000
Robert Wimmel	None	N/A	$100,000 - $500,000

Invesco New York Tax Free Income Fund
William Black[4]	None	N/A	$500,001 - $1,000,000
Thomas Byron	None	N/A	$100,001 - $500,000
Mark Paris[4]	None	N/A	$500,001 - $1,000,000
James Phillips[4]	None	N/A	$100,001 - $500,000
Robert Stryker	None	N/A	$100,001 - $500,000
Julius Williams	$1 - $10,000	N/A	$50,001 - $100,000
Robert Wimmel	None	N/A	$100,001 - $500,000

Assets Managed

The following information is as of February 28, 2014 (unless otherwise noted)

	Other Registered Investment Companies Managed (assets in millions)		Other Pooled Investment Vehicles Managed (assets in millions)		Other Accounts Managed (assets in millions)
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Invesco High Yield Municipal Fund
William Black	1	$367.8	None	None	None	None
Thomas Byron[4]	14	$14,078.5	None	None	None	None
Mark Paris	1	$367.8	None	None	None	None
James Phillips	1	$367.8	None	None	None	None
Robert Stryker[4]	14	$14,078.5	None	None	None	None
Julius Williams[4]	6	$3,549.0	None	None	None	None
Robert Wimmel[4]	14	$14,078.5	None	None	None	None

Invesco Intermediate Term Municipal Income Fund
William Black[4]	2	$7,824.9	None	None	None	None
Thomas Byron	14	$13,179.9	None	None	None	None
Mark Paris[4]	2	$7,824.9	None	None	None	None
James Phillips[4]	2	$7,824.9	None	None	None	None
Robert Stryker	14	$13,179	None	None	None	None
Julius Williams[4]	6	$3,549.0	None	None	None	None
Robert Wimmel	14	$13,179.9	None	None	None	None

Invesco Municipal Income Fund
William Black[4]	2	$7,824.9	None	None	None	None
Thomas Byron	14	$11,664.9	None	None	None	None
Mark Paris[4]	2	$7,824.9	None	None	None	None

ATEF MSVK SUP-3 030615	2

ATEF MSVK SUP-3 030615

	Other Registered Investment Companies Managed (assets in millions)		Other Pooled Investment Vehicles Managed (assets in millions)		Other Accounts Managed (assets in millions)
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
James Phillips[4]	2	$7,824.9	None	None	None	None
Robert Stryker	14	$11,664.9	None	None	None	None
Julius Williams[4]	6	$3,549.0	None	None	None	None
Robert Wimmel	14	$11,664.9	None	None	None	None

Invesco New York Tax Free Income Fund
William Black[4]	2	$7,824.9	None	None	None	None
Thomas Byron	14	$13,719.6	None	None	None	None
Mark Paris[4]	2	$7,824.9	None	None	None	None
James Phillips[4]	2	$7,824.9	None	None	None	None
Robert Stryker	14	$13,719.6	None	None	None	None
Julius Williams	5	$2,445.3	None	None	None	None
Robert Wimmel	14	$13,719.6	None	None	None	None

ATEF MSVK SUP-3 030615	3